Investment Strategy - VanEck Consumer Discretionary TruSector ETF	Aug. 20, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its total assets in equity securities of consumer discretionary-related companies or instruments that provide exposure to consumer discretionary-related companies as determined by the Adviser. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. Such companies may include those in the following industries: specialty retail; broadline retail (e.g., “one stop shop” retailers); hotels, restaurants and leisure; textiles, apparel and luxury goods; household durables (e.g., durable goods that typically last for three years or more); automobiles; automobile components; distributors (e.g., the movers of goods from manufacturers or suppliers to retail stores); leisure products; and diversified consumer services.
The Adviser utilizes a discretionary investment process that favors investments in consumer discretionary-related companies that are well-established market leaders. The Adviser takes into consideration characteristics such as industry dominance, large market capitalization, high growth, and strong operating performance. The Fund may gain exposure to these companies through holdings in publicly traded common stocks, exchange-traded funds that provide exposure to the various segments of the consumer discretionary sector and derivative instruments, such as total return swaps on individual securities. The Fund’s exposure to such derivatives will generally not exceed 20% of the notional value of the portfolio.
Consumer discretionary companies in the Fund are expected to be U.S. listed and may include large and medium-capitalization companies. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the "Investment Company Act of 1940") and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund will concentrate its investments in any one industry or a group of industries within the consumer discretionary sector.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its total assets in equity securities of consumer discretionary-related companies or instruments that provide exposure to consumer discretionary-related companies as determined by the Adviser.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments in any one industry or a group of industries within the consumer discretionary sector.